STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Common stock subject to possible redemption reflected on the unaudited condensed consolidated interim balance sheets (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
		Jul. 31, 2025	Feb. 28, 2026	Nov. 30, 2025
Common stock subject to possible redemption reflected on the balance sheets
Common stock subject to possible redemption, beginning balance			$ 300,000	$ 0
Gross proceeds		$ 300,000		300,000
Less: share issuance costs				(170)
Plus: adjust carrying value to redemption value				170
Less: transfer to permanent equity			(300,000)
Common stock subject to possible redemption, ending balance				300,000
Common stock, subject to possible redemption
Common stock subject to possible redemption reflected on the balance sheets
Common stock subject to possible redemption, beginning balance	[1]		$ 300,000
Gross proceeds		$ 300,000
Common stock subject to possible redemption, ending balance	[1]			$ 300,000

[1]	The shares of the Company’s common stock, prior to the de-SPAC (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 5.8349:1 established in the de-SPAC, as described in Note 4.